Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Going Concern
GOING CONCERN

3. GOING CONCERN

U.S. GAAP requires management to assess a company's ability to continue as a going concern within one year from the financial statement issuance and to provide related note disclosures in certain circumstances.

The accompanying unaudited consolidated financial statements and notes have been prepared assuming the Company will continue as a going concern. For the nine months ended September 30, 2020, the Company generated negative cash flows from operations of $4,462,867 and had an accumulated deficit of $52,467,306 and negative working capital of $18,978,529.

Management anticipates that the Company will be dependent, for the near future, on additional investment capital to fund growth initiatives. The Company intends to position itself so that it will be able to raise additional funds through the capital markets and secure lines of credit. The Company anticipates an approximate $20,000,000 offering of equity securities in the fourth quarter of 2020. The Company's fiscal operating results, accumulated deficit, and negative working capital, among other factors, raise substantial doubt about the Company's ability to continue as a going concern. Nevertheless, the Company believes the fundraising actions outlined above, and its future operating cash flows, will enable it to meet its liquidity requirements through September 2021. There can be no assurance that the Company will be successful in any capital-raising efforts that it may undertake, and the failure of the Company to raise additional capital could adversely affect its future operations and viability.

4. GOING CONCERN

On August 27, 2014, the FASB issued ASU 2014-05, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern, which requires management to assess a company's ability to continue as a going concern within one year from the financial statement issuance and to provide related note disclosures in certain circumstances.

The accompanying consolidated financial statements and notes have been prepared assuming the Company will continue as a going concern. For fiscal 2019, the Company generated negative cash flows from operations of $6,853,247 and had an accumulated deficit of $27,545,255 and negative working capital of $6,477,230.

Management anticipates that the Company will be dependent, for the near future, on additional investment capital to fund growth initiatives. The Company intends to position itself so that it will be able to raise additional funds through the capital markets and secure lines of credit. The Company is in discussion with its investment bankers regarding the sale of approximately $13,000,000 of equity in the third quarter of 2020.

The Company's fiscal operating results, accumulated deficit and negative working capital, among other factors, raise substantial doubt about the Company's ability to continue as a going concern. However, the Company believes the fundraising actions outlined above, and its future operating cash flows, will enable it to meet its liquidity requirements through June 2021. There can be no assurance that the Company will be successful in any capital-raising efforts that it may undertake, and the failure of the Company to raise additional capital could adversely affect its future operations and viability.